Commitments (Details) - USD ($)	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Commitments
Percentage of cash Fee upon gross proceeds	3.50%	3.50%
Cash fee allocated to third parties	$ 3,500,000	$ 3,500,000
Percentage of Cash Fee Allocated To Third Parties	30.00%	30.00%
Early Bird Capital
Commitments
Percentage of Cash Fee Allocated To Third Parties	1.00%	1.00%